Financial Instruments and Risk Management	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Risk Management
16.
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Changes in liabilities arising from financing activities

	January 1, 2026	Payments	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Reclassifications and other	June 30, 2026
(in USD and thousands)
Current portion of long-term debt	$374,607	$(317,731)	$—	$—	$149,034	$205,910
Long-term debt	5,127,368	—	800,046	(45,179)	(143,960)	5,738,275
Short-term portion of lease liabilities	26,484	(13,344)	—	—	16,060	29,200
Long-term portion of lease liabilities	212,437	—	—	—	6,604	219,041
Total liabilities from financing activities	$5,740,896	$(331,075)	$800,046	$(45,179)	$27,738	$6,192,426

	January 1, 2025	Payments	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Reclassifications and other	June 30, 2025
(in USD and thousands)
Current portion of long-term debt	$469,766	$(372,886)	$—	$—	$152,966	$249,846
Long-term debt	4,866,159	—	430,507	(41,912)	(66,314)	5,188,440
Short-term portion of lease liabilities	28,944	(13,503)	—	—	13,165	28,606
Long-term portion of lease liabilities	207,594	—	—	—	(15,678)	191,916
Total liabilities from financing activities	$5,572,463	$(386,389)	$430,507	$(41,912)	$84,139	$5,658,808

The ‘Reclassifications and other’ column primarily includes the effect of reclassification of long-term debt to current portion of long-term debt, amortization of debt transaction costs, foreign currency gains and losses on debt and changes in lease liabilities other than principal payments.

Fair value of financial assets and liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of June 30, 2026 and December 31, 2025, except for fixed interest debt, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2026	2025	2026	2025
Forward foreign currency contracts	$11,853	$40,615	$11,853	$40,615
Accounts and other receivables and prepaid expenses and other current assets	11,023	20,000	11,023	20,000
Other non-current assets	44,234	34,984	44,234	34,984
Total financial assets	$67,110	$95,599	$67,110	$95,599

Total current	$22,786	$60,615	$22,786	$60,615
Total non-current	$44,324	$34,984	$44,324	$34,984

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2026	2025	2026	2025
Forward foreign currency contracts	$15,066	$—	$15,066	$—
Debt	5,944,185	5,501,975	6,187,606	5,735,931
Total financial liabilities	$5,959,251	$5,501,975	$6,202,672	$5,735,931

Total current	$213,924	$374,607	$231,111	$401,464
Total non-current	$5,745,327	$5,127,368	$5,971,561	$5,334,467

Fair value hierarchy

The following hierarchy for inputs used in measuring fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1 – Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2 – Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3 – Significant unobservable inputs the Group believes market participants would use in pricing the asset or liability based on the best information available.

For assets and liabilities that are recognized in the interim financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. The Group had no transfers between levels in the hierarchy during the three and six months ended June 30, 2026 and 2025.

As of June 30, 2026 and December 31, 2025, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial assets	2026	2025	2026	2025
Level 1
Cash deposits	$55,257	$54,984	$55,257	$54,984
Level 2
Forward foreign currency contracts	11,853	40,615	11,853	40,615
Total financial assets	$67,110	$95,599	$67,110	$95,599

	Carrying amount		Fair value
(in USD and thousands)	June 30,	December 31,	June 30,	December 31,
Financial liabilities	2026	2025	2026	2025
Level 2
Forward foreign currency contracts	$15,066	$—	$15,066	$—
Debt	5,944,185	5,501,975	6,187,606	5,735,931
Total financial liabilities	$5,959,251	$5,501,975	$6,202,672	$5,735,931

Financial assets and liabilities measured at amortized cost

The fair value of the Group’s fixed interest debt was calculated based on estimated rates for the same or similar instruments based on terms and remaining maturities. The fair value of the Notes were based on pricing from secondary markets for the Notes that are observable throughout the duration of the term. The Group designated these financial liabilities as Level 2 fair value instruments as valuation techniques contain observable inputs used by market participants.

Financial assets and liabilities measured at fair value

Forward foreign currency contracts are designated as Level 2 fair value instruments as the fair values are measured based on inputs that are readily available in public markets or can be derived from information in publicly quoted markets. The valuation is determined using present value calculations that incorporate inputs such as foreign exchange spot and forward rates and yield curves of the respective currencies.